SECURED CONVERTIBLE DEBENTURES, NET (Schedule of Secured Convertible Debentures) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Convertible Debt [Abstract]
Principal Balance		$ 6,845,157
Debt discount		(4,107,792)
Debt issuance costs		(1,026,219)
Convertible notes, net		$ 1,711,146